UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

ATLANTA CAPITAL

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report March 31, 2009

EATON VANCE-ATLANTA CAPITAL SMID-CAP FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
•	Global equity markets experienced profound losses during the six months that ended March 31, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. The U.S. economy fell into recession during the fourth quarter of 2007, and it was made official in the fourth quarter of 2008 as unemployment continued to rise. The Federal Reserve (Fed) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25% from 2.00% as of September 30, 2008. In addition to its interest-rate policy, the Fed also took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	As investors fled to less-risky investments such as short-term Treasuries, investment styles across the board posted steep declines during the six months that ended March 31, 2009. The S&P 500 Index suffered its worst loss since 1937, while the Dow Jones Industrial Average experienced the third-worst loss in its history. However, in the latter three weeks of March 2009, stocks mounted an encouraging — if tenuous — rally.

William O. Bell, IV, CFA	W. Matthew Hereford, CFA	Charles B. Reed, CFA
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	The market environment was no less difficult for small- and mid-capitalization equities during the six-month period. As measured by the Russell 2500 Index, small- and mid-cap stocks declined more than 34% for the period, with weak sector performance across the board. The utilities, health care, information technology and consumer staples sectors outperformed the Index but still posted losses of 20% or more. The energy and financials sectors recorded the largest declines.

•	The Fund[1] outperformed its benchmark, the Russell 2500 Index, as well as the Russell 2000 Index and its Lipper peer group for the six months that ended March 31, 2009. Strong stock selection was responsible for the Fund’s relative outperformance of the Russell 2500 Index. The Fund maintained representation in nine of the ten sectors in the Russell 2500 Index and outperformed it in eight of those nine sectors. Sector weightings had a modestly positive effect on performance versus the Russell 2500 Index.

Eaton Vance-Atlanta Capital SMID-Cap Fund
Total Return Performance 9/30/08-3/31/09

Class A2	-23.49%
Class I2	-23.40
Russell 2500 Index[3]	-34.68
Russell 2000 Index[3]	-37.17
Lipper Small-Cap Core Funds Average[3]	-35.27
See page 3 for more performance information.

[1]	The Fund currently invests in a separately registered investment company, SMID-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

[3]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009
INVESTMENT UPDATE
•	The Fund’s positions in consumer discretionary, energy and financials made the strongest contribution to relative performance. In consumer discretionary, stock selection — particularly in specialty retail and media names — provided a significant boost to outperformance. Stock selection in the energy space, combined with an underweight allocation relative to the Russell 2500 Index,[1] further enhanced returns. The Fund’s financial holdings in insurance companies and commercial banks also added to overall performance. Stock selection in the utilities sector, however, detracted from performance.

•	Management strives to add value through an emphasis on quality small- to mid-sized companies trading at attractive valuations. That strategy served the Fund well amid the volatility of the past six months. With the U.S. economy in recession, corporate earnings growth is expected to remain slow until turmoil in the credit markets clears up. Nevertheless, we believe there are many attractive opportunities provided by the market’s recent decline.

[1]	It is not possible to invest directly in an Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Top Ten Holdings2
By net assets

Affiliated Managers Group, Inc.	4.7%
Markel Corp.	4.5
SEI Investments Co.	3.5
O’Reilly Automotive, Inc.	3.1
Sonic Corp.	3.0
Morningstar, Inc.	3.0
Aaron Rents, Inc.	2.9
Henry Schein, Inc.	2.8
DENTSPLY International, Inc.	2.7
Copart, Inc.	2.6

[2]	Top Ten Holdings represented 32.8% of the Portfolio’s net assets as of 3/31/09. Excludes cash equivalents.
Sector Weightings3
By net assets

[3]	As a percentage of the Portfolio’s net assets as of 3/31/09. Excludes cash equivalents.

2

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009
FUND PERFORMANCE

Fund Performance*	Class A	Class I
Share Class Symbol	EAASX	EISMX

Average Annual Total Returns (at net asset value)

Six Months	-23.49%	-23.40%
One Year	-25.54	-25.34
Five Years	1.38	1.62
Life of Fund†	2.27	2.41
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-27.91%	-23.40%
One Year	-29.85	-25.34
Five Years	0.19	1.62
Life of Fund†	1.15	2.41

†	Inception Dates — Class A: 11/28/03; Class I: 4/30/02

*	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would have been lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower.

Total Annual
Operating Expenses††	Class A	Class I

Gross Expense Ratio	1.72%	1.47%
Net Expense Ratio	1.20	0.95

††	Source: Prospectus dated 2/1/09. Net expense ratio reflects a contractual expense reimbursement, which may be changed or terminated after January 31, 2010. Without this reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 – March 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/08)	(3/31/09)	(10/1/08 – 3/31/09)

Actual
Class A	$1,000.00	$765.10	$5.28	**
Class I	$1,000.00	$766.00	$4.18	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	**
Class I	$1,000.00	$1,020.20	$4.78	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2009

Assets

Investment in SMID-Cap Portfolio, at value (identified cost, $62,770,789)	$56,248,588
Receivable for Fund shares sold	679,062
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	34,878

Total assets	$56,962,528

Liabilities

Payable for Fund shares redeemed	$441,870
Payable to affiliate for distribution and service fees	5,055
Accrued expenses	35,664

Total liabilities	$482,589

Net Assets	$56,479,939

Sources of Net Assets

Paid-in capital	$65,267,973
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(2,232,958)
Accumulated net investment loss	(32,875)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(6,522,201)

Total	$56,479,939

Class A Shares

Net Assets	$26,851,029
Shares Outstanding	3,314,318
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.10
Maximum Offering Price Per Share
(100 ÷ 94.25 of $8.10)	$8.59

Class I Shares

Net Assets	$29,628,910
Shares Outstanding	3,444,446
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months
Ended March 31, 2009

Investment Income

Dividends allocated from Portfolio	$163,104
Interest allocated from Portfolio	1,194
Expenses allocated from Portfolio	(167,137)

Net investment loss from Portfolio	$(2,839)

Expenses

Trustees’ fees and expenses	$250
Distribution and service fees
Class A	27,188
Registration fees	23,335
Transfer and dividend disbursing agent fees	38,645
Legal and accounting services	11,476
Custodian fee	11,009
Printing and postage	8,504
Miscellaneous	4,665

Total expenses	$125,072

Deduct —
Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$95,036

Total expense reductions	$95,036

Net expenses	$30,036

Net investment loss	$(32,875)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,221,135)

Net realized loss	$(2,221,135)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(6,924,462)

Net change in unrealized appreciation (depreciation)	$(6,924,462)

Net realized and unrealized loss	$(9,145,597)

Net decrease in net assets from operations	$(9,178,472)

See notes to financial statements

5

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2009	Year Ended
in Net Assets	(Unaudited)	September 30, 2008

From operations —
Net investment loss	$(32,875)	$(51,877)
Net realized gain (loss) from investment transactions	(2,221,135)	1,307,418
Net change in unrealized appreciation (depreciation) of investments	(6,924,462)	(3,689,668)

Net decrease in net assets from operations	$(9,178,472)	$(2,434,127)

Distributions to shareholders —
From net realized gain
Class A	$(663,925)	$(2,229,231)
Class I	(388,249)	(1,749,229)

Total distributions to shareholders	$(1,052,174)	$(3,978,460)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,759,344	$14,730,590
Class I	18,774,567	6,567,263
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	410,689	1,626,790
Class I	329,690	1,373,264
Cost of shares redeemed
Class A	(9,708,189)	(5,070,155)
Class I	(1,290,060)	(2,712,920)

Net increase in net assets from Fund share transactions	$27,276,041	$16,514,832

Net increase in net assets	$17,045,395	$10,102,245

Net Assets

At beginning of period	$39,434,544	$29,332,299

At end of period	$56,479,939	$39,434,544

Accumulated net investment loss included in net assets

At end of period	$(32,875)	$—

See notes to financial statements

6

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2009						Period Ended
	(Unaudited)		2008	2007	2006	2005	September 30, 2004(2)

Net asset value — Beginning of period	$10.930		$13.490	$12.480	$12.510	$10.810	$10.000

Income (loss) from operations

Net investment loss(1)	$(0.011)		$(0.031)	$(0.032)	$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain (loss)	(2.561)		(0.693)	1.983	0.924	1.903	0.854

Total income (loss) from operations	$(2.572)		$(0.724)	$1.951	$0.861	$1.826	$0.810

Less distributions

From net realized gain	$(0.258)		$(1.836)	$(0.941)	$(0.891)	$(0.126)	$—

Total distributions	$(0.258)		$(1.836)	$(0.941)	$(0.891)	$(0.126)	$—

Net asset value — End of period	$8.100		$10.930	$13.490	$12.480	$12.510	$10.810

Total Return(3)	(23.49	)%(8)	(6.72)%	16.42%	7.34%	16.97%	8.10	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,851		$23,589	$15,941	$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.20	%(7)	1.20%	1.21%	1.60%	1.60%	1.60	%(7)
Net investment loss	(0.28	)%(7)	(0.27)%	(0.25)%	(0.52)%	(0.66)%	(0.51	)%(7)
Portfolio Turnover of the Portfolio	26	%(8)	42%	84%	34%	38%	28%

(1)	Computed using average shares outstanding.

(2)	For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.79%, 0.52%, 0.57%, 0.27%, 0.27% and 0.43% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Not annualized.

See notes to financial statements

7

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period	$11.570		$14.140	$13.010		$12.980	$11.180	$9.550

Income (loss) from operations

Net investment income (loss)(1)	$(0.001)		$(0.002)	$0.000	(2)	$(0.032)	$(0.050)	$(0.031)
Net realized and unrealized gain (loss)	(2.711)		(0.732)	2.071		0.953	1.976	1.661

Total income (loss) from operations	$(2.712)		$(0.734)	$2.071		$0.921	$1.926	$1.630

Less distributions

From net realized gain	$(0.258)		$(1.836)	$(0.941)		$(0.891)	$(0.126)	$—

Total distributions	$(0.258)		$(1.836)	$(0.941)		$(0.891)	$(0.126)	$—

Net asset value — End of period	$8.600		$11.570	$14.140		$13.010	$12.980	$11.180

Total Return(3)	(23.40	)%(9)	(6.46)%	16.69%		7.55%	17.30%	17.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,629		$15,846	$13,391		$11,857	$18,110	$15,616
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	0.95	%(7)	0.95%	0.96%		1.35%	1.35%	1.35%
Net investment income (loss)	(0.03	)%(7)	(0.01)%	0.00	%(8)	(0.25)%	(0.42)%	(0.29)%
Portfolio Turnover of the Portfolio	26	%(9)	42%	84%		34%	38%	28%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.79%, 0.52%, 0.57%, 0.27%, 0.27% and 0.43% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Amount represents less than 0.005%.

(9)	Not annualized.

See notes to financial statements

8

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares generally are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a New York Trust having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.0% at March 31, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

9

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Effective February 1, 2009, EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20% and 0.95% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2010. Prior to February 1, 2009, EVM and Atlanta Capital had agreed to reimburse the Fund’s operating expenses (excluding the investment adviser and distribution and service fees) to the extent that they exceeded 0.15% annually of the Fund’s average daily net assets. Pursuant to these agreements, EVM and Atlanta Capital were allocated $23,759 and $71,277, respectively, of the Fund’s operating expenses for the six months ended March 31, 2009. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2009, EVM earned $636 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,489 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2009. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2009 amounted to $27,188 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2009, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended March 31, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $36,944,792 and $11,028,585, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

10

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	March 31, 2009	Year Ended
Class A	(Unaudited)	September 30, 2008

Sales	2,334,452	1,282,731
Issued to shareholders electing to receive payments of distributions in Fund shares	51,465	134,002
Redemptions	(1,230,287)	(439,769)

Net increase	1,155,630	976,964

	Six Months Ended
	March 31, 2009	Year Ended
Class I	(Unaudited)	September 30, 2008

Sales	2,197,959	530,376
Issued to shareholders electing to receive payments of distributions in Fund shares	38,924	107,035
Redemptions	(162,350)	(214,389)

Net increase	2,074,533	423,022

11

SMID-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Air Freight & Logistics — 1.0%

Expeditors International of Washington, Inc.	21,230	$600,597

		$600,597

Capital Markets — 8.2%

Affiliated Managers Group, Inc.(1)	67,910	$2,832,526
SEI Investments Co.	172,960	2,111,842

		$4,944,368

Commercial Banks — 2.0%

City National Corp.	26,250	$886,462
Cullen/Frost Bankers, Inc.	6,490	304,640

		$1,191,102

Commercial Services & Supplies — 2.7%

Copart, Inc.(1)	53,830	$1,596,598

		$1,596,598

Construction & Engineering — 1.7%

Jacobs Engineering Group, Inc.(1)	25,830	$998,588

		$998,588

Containers & Packaging — 2.5%

AptarGroup, Inc.	47,490	$1,478,839

		$1,478,839

Distributors — 2.2%

LKQ Corp.(1)	92,390	$1,318,405

		$1,318,405

Diversified Consumer Services — 1.5%

Matthews International Corp., Class A	31,350	$903,193

		$903,193

Electrical Equipment — 2.0%

AMETEK, Inc.	38,210	$1,194,827

		$1,194,827

Electronic Equipment, Instruments & Components — 4.2%

Amphenol Corp., Class A	25,780	$734,472
Mettler Toledo International, Inc.(1)	23,360	1,199,069
National Instruments Corp.	31,860	594,189

		$2,527,730

Energy Equipment & Services — 3.8%

FMC Technologies, Inc.(1)	37,860	$1,187,668
Oceaneering International, Inc.(1)	30,790	1,135,227

		$2,322,895

Food Products — 1.0%

McCormick & Co., Inc.	20,780	$614,465

		$614,465

Gas Utilities — 2.2%

Energen Corp.	46,570	$1,356,584

		$1,356,584

Health Care Equipment & Supplies — 4.2%

DENTSPLY International, Inc.	61,000	$1,637,850
Varian Medical Systems, Inc.(1)	29,630	901,937

		$2,539,787

Health Care Providers & Services — 2.8%

Henry Schein, Inc.(1)	41,910	$1,676,819

		$1,676,819

Hotels, Restaurants & Leisure — 3.0%

Sonic Corp.(1)	182,390	$1,827,548

		$1,827,548

Household Durables — 1.4%

Mohawk Industries, Inc.(1)	29,330	$876,087

		$876,087

Household Products — 1.3%

Church & Dwight Co., Inc.	14,820	$774,049

		$774,049

See notes to financial statements

12

SMID-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 7.8%

Brown and Brown, Inc.	40,890	$773,230
HCC Insurance Holdings, Inc.	48,020	1,209,624
Markel Corp.(1)	9,677	2,747,107

		$4,729,961

IT Services — 1.8%

Total System Services, Inc.	77,550	$1,070,965

		$1,070,965

Life Sciences Tools & Services — 3.2%

Bio-Rad Laboratories, Inc., Class A(1)	20,680	$1,362,812
Covance, Inc.(1)	16,520	588,608

		$1,951,420

Machinery — 4.1%

Donaldson Co., Inc.	16,440	$441,250
Graco, Inc.	43,290	738,960
IDEX Corp.	60,600	1,325,322

		$2,505,532

Marine — 2.2%

Kirby Corp.(1)	50,130	$1,335,463

		$1,335,463

Media — 4.7%

John Wiley & Sons, Inc., Class A	34,320	$1,022,050
Morningstar, Inc.(1)	53,150	1,815,072

		$2,837,122

Personal Products — 2.3%

Alberto-Culver Co.	61,280	$1,385,541

		$1,385,541

Professional Services — 1.0%

CoStar Group, Inc.(1)	20,270	$613,167

		$613,167

Real Estate Management & Development — 1.2%

Forest City Enterprises, Inc., Class A	203,808	$733,709

		$733,709

Road & Rail — 2.2%

Landstar System, Inc.	40,240	$1,346,833

		$1,346,833

Software — 10.0%

ANSYS, Inc.(1)	53,780	$1,349,878
Blackbaud, Inc.	127,160	1,476,328
FactSet Research Systems, Inc.	19,130	956,309
Fair Isaac Corp.	85,950	1,209,316
Jack Henry & Associates, Inc.	65,550	1,069,776

		$6,061,607

Specialty Retail — 9.8%

Aaron Rents, Inc.	66,070	$1,761,426
CarMax, Inc.(1)	68,980	858,111
O’Reilly Automotive, Inc.(1)	52,600	1,841,526
Sally Beauty Holdings, Inc.(1)	105,320	598,218
Tiffany & Co.	40,820	880,079

		$5,939,360

Trading Companies & Distributors — 1.0%

Fastenal Co.	18,590	$597,761

		$597,761

Total Common Stocks
(identified cost $67,181,756)		$59,850,922

Total Investments — 99.0%
(identified cost $67,181,756)		$59,850,922

Other Assets, Less Liabilities — 1.0%		$606,666

Net Assets — 100.0%		$60,457,588

(1)	Non-income producing security.

See notes to financial statements

13

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2009

Assets

Investments, at value (identified cost, $67,181,756)	$59,850,922
Cash	10,876,295
Dividends and interest receivable	24,106

Total assets	$70,751,323

Liabilities

Payable for investments purchased	$10,236,683
Payable to affiliate for investment adviser fee	32,212
Accrued expenses	24,840

Total liabilities	$10,293,735

Net Assets applicable to investors’ interest in Portfolio	$60,457,588

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$67,788,422
Net unrealized depreciation (computed on the basis of identified cost)	(7,330,834)

Total	$60,457,588

Statement of Operations

For the Six Months Ended
March 31, 2009

Investment Income

Dividends	$181,155
Interest	1,338

Total investment income	$182,493

Expenses

Investment adviser fee	$197,538
Trustees’ fees and expenses	1,164
Custodian fee	23,490
Legal and accounting services	12,687
Miscellaneous	862

Total expenses	$235,741

Deduct —
Waiver of investment adviser fee	$35,939
Allocation of expenses to the investment adviser and sub-adviser	14,446

Total expense reductions	$50,385

Net expenses	$185,356

Net investment loss	$(2,863)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,498,080)

Net realized loss	$(2,498,080)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(7,799,062)

Net change in unrealized appreciation (depreciation)	$(7,799,062)

Net realized and unrealized loss	$(10,297,142)

Net decrease in net assets from operations	$(10,300,005)

See notes to financial statements

14

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2009	Year Ended
in Net Assets	(Unaudited)	September 30, 2008

From operations —
Net investment loss	$(2,863)	$(3,475)
Net realized gain (loss) from investment transactions	(2,498,080)	1,511,363
Net change in unrealized appreciation (depreciation) of investments	(7,799,062)	(4,243,385)

Net decrease in net assets from operations	$(10,300,005)	$(2,735,497)

Capital transactions —
Contributions	$37,759,660	$24,787,456
Withdrawals	(11,384,736)	(10,710,566)

Net increase in net assets from capital transactions	$26,374,924	$14,076,890

Net increase in net assets	$16,074,919	$11,341,393

Net Assets

At beginning of period	$44,382,669	$33,041,276

At end of period	$60,457,588	$44,382,669

See notes to financial statements

15

SMID-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended	Year Ended September 30,
	March 31, 2009
	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(1)(2)	0.94%	0.95%	0.96%	1.23%	1.25%	1.28%
Net investment income (loss)	(0.01)%	(0.01)%	0.01%	(0.13)%	(0.31)%	(0.22)%
Portfolio Turnover	26%	42%	84%	34%	38%	28%

Total Return	(23.40)%	(6.46)%	16.70%	7.67%	17.42%	17.15%

Net assets, end of period (000’s omitted)	$60,458	$44,383	$33,041	$22,524	$22,763	$19,433

(1)	The investment adviser waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.26%, 0.22%, 0.27%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

16

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2009, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 93.0% and 3.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2009, the adviser fee was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $197,538. Prior to February 1, 2009, BMR and Atlanta Capital agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the investment adviser fee would be equal to 0.80% annually of the Portfolio’s average daily net assets. For the six months ended March 31, 2009, BMR waived $25,061 of its adviser fee. Atlanta Capital, in turn, waived $18,796 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2009, BMR waived $10,878 of its adviser fee. Atlanta Capital, in turn, waived $10,878 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $3,611 and $10,835, respectively, of the Portfolio’s operating expenses for the six months ended March 31, 2009.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,650,652 and $10,837,709, respectively, for the six months ended March 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,332,350

Gross unrealized appreciation	$1,986,522
Gross unrealized depreciation	(9,467,950)

Net unrealized depreciation	$(7,481,428)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2009.

18

SMID-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$59,850,922
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$59,850,922

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

19

Eaton Vance-Atlanta Capital SMID-Cap Fund
SMID-Cap Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	2,569,650	1,923
Thomas E. Faust Jr.	2,569,650	1,923
Allen R. Freedman	2,569,650	1,923
William H. Park	2,569,650	1,923
Ronald A. Pearlman	2,569,650	1,923
Helen Frame Peters	2,569,650	1,923
Heidi L. Steiger	2,569,650	1,923
Lynn A. Stout	2,569,650	1,923
Ralph F. Verni	2,569,650	1,923

Each nominee was also elected a Trustee of SMID-Cap Portfolio.

SMID-Cap Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	94%	0%
Thomas E. Faust Jr.	94%	0%
Allen R. Freedman	94%	0%
William H. Park	94%	0%
Ronald A. Pearlman	94%	0%
Helen Frame Peters	94%	0%
Heidi L. Steiger	94%	0%
Lynn A. Stout	94%	0%
Ralph F. Verni	94%	0%

Results are rounded to the nearest whole number.

20

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

21

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the underlying Portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including the fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

22

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s and the Fund’s management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund and noted that in October 2006 the Adviser implemented additional waivers/ reimbursements with respect to the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

23

Eaton Vance-Atlanta Capital SMID-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance-Atlanta Capital SMID-Cap Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
SMID-Cap Portfolio

Officers
Duncan W. Richardson
President

William O. Bell, IV
Vice President

Thomas E. Faust Jr.
Trustee and Vice President

W. Matthew Hereford
Vice President

Charles B. Reed
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

24

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617)482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital SMID-Cap Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1452-5/09	ASCSRC

ATLANTA CAPITAL

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report March 31, 2009

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

S e m i a n n u a l R e p o r t M a r c h 3 1 , 2 0 0 9 EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions

Richard B. England, CFA
Co-Portfolio Manager

William R. Hackney, III, CFA
Co-Portfolio Manager

Paul J. Marshall, CFA
Co-Portfolio Manager
•	Global equity markets experienced profound losses during the six months that ended March 31, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. The U.S. economy fell into recession during the fourth quarter of 2007, and it was made official in the fourth quarter of 2008 as unemployment continued to rise. The Federal Reserve (Fed) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25% from 2.00% as of September 30, 2008. In addition to its interest-rate policy, the Fed also took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	As investors fled to less-risky investments such as short-term Treasuries, investment styles across the board posted steep declines during the six months ended March 31, 2009. The S&P 500 Index suffered its worst loss since 1937, while the Dow Jones Industrial Average experienced the third-worst loss in its history. However, in the latter three weeks of March 2009, stocks mounted an encouraging — if tenuous — rally.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six-month period that ended March 31, 2009, none of the S&P 500 Index’s 10 economic sectors managed a positive return. Relatively speaking, the best performers were the traditionally defensive telecommunication services, health care, utilities and consumer staples sectors — sectors that usually have a below-average economic sensitivity. By far, the worst-performing sector was financials, followed by industrials and materials. The latter two sectors are perhaps most economically sensitive, having their fates tied to the performance of many overseas economies that arguably could be slower to recover than the United States.

•	The Fund[1] outperformed the S&P 500 Index and its Lipper peer group, while trailing the Russell 1000 Growth Index for the six-month period. Stock selection was the primary reason for the outperformance versus the benchmark S&P 500 Index. The Fund maintained representation in eight of the ten sectors that make up the S&P 500 Index and outperformed the benchmark in six of those eight. The financials, information technology and consumer discretionary sectors made the strongest contribution to relative performance. Underweighting financials, combined with minimal exposure to the worst performers in the group, added to returns. Overweighting information technology stocks and security selection in the sector also contributed, as did the performance of Fund holdings in the consumer discretionary universe. Specifically, the Fund’s retail holdings were
Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Total Return Performance 9/30/08 — 3/31/09

Class A2	-27.88%
Class I2	-27.89
S&P 500 Index[3]	-30.52
Russell 1000 Growth Index[3]	-25.97
Lipper Large-Cap Core Funds Average[3]	-29.66
See page 3 for more performance information.

[1]	The Fund currently invests in a separately registered investment company, Large-Cap Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

[3]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009
INVESTMENT UPDATE
largely the winners in the competitive battle for consumers’ wallets. The Fund’s overweights in health care and information technology helped as well, and more than offset the drag from not holding any telecommunication services or utilities stocks.

•	The Fund strives to invest in quality growth companies with track records of consistent earnings growth. The financial crisis and recession sparked something of a flight to quality and increased investor interest in these historically more stable and financially strong companies. Overall, this benefited Fund performance during the six-month period.

•	At period end, the Fund was overweighted in the information technology, consumer discretionary and consumer staples sectors relative to the S&P 500 Index.[1] The Fund was underweight the energy, financials and industrials sectors. During the six-month period, management increased the Fund’s weightings in the consumer discretionary sector, while reducing exposure to industrials and health care.

•	During the six months ended March 31, 2009, there was a change to the team of investment professionals managing the Fund. The team is now comprised of Messrs. England, Hackney and Marshall.

1      It is not possible to invest directly in an Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Top Ten Holdings2
By net assets

Apple, Inc.	3.5%
CVS Caremark Corp.	3.0
Cisco Systems, Inc.	2.9
Coca-Cola Co. (The)	2.8
Hewlett-Packard Co.	2.8
Sysco Corp.	2.8
United Parcel Service, Inc., Class B	2.7
Apache Corp.	2.6
Staples, Inc.	2.6
EOG Resources, Inc.	2.5

[2]	Top Ten Holdings represented 28.2% of the Portfolio’s net assets as of 3/31/09. Excludes cash equivalents.
Sector Weightings3
By net assets

[3]	As a percentage of the Portfolio’s net assets as of 3/31/09. Excludes cash equivalents.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009
FUND PERFORMANCE

Fund Performance*	Class A	Class I
Share Class Symbol	EAALX	EILGX

Average Annual Total Returns (at net asset value)

Six Months	-27.88%	-27.89%
One Year	-35.21	-35.12
Five Years	-4.17	-3.98
Life of Fund†	-3.40	-3.04
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-32.01%	-27.89%
One Year	-38.93	-35.12
Five Years	-5.31	-3.98
Life of Fund†	-4.46	-3.04

†    Inception Dates — Class A: 11/28/03; Class I: 4/30/02
*	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would have been lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower.

Total Annual
Operating Expenses††	Class A	Class I

Gross Expense Ratio	1.44%	1.19%
Net Expense Ratio	1.25	1.00

††	Source: Prospectus dated 2/1/09. Net expense ratio reflects a contractual expense reimbursement which may be changed or terminated after January 31, 2010. Without this reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 – March 31, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/08)	(3/31/09)	(10/1/08 – 3/31/09)

Actual
Class A	$1,000.00	$721.20	$5.36	**
Class I	$1,000.00	$721.10	$4.29	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29	**
Class I	$1,000.00	$1,019.90	$5.04	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2009

Assets

Investment in Large-Cap Portfolio, at value (identified cost, $21,890,816)	$18,238,168
Receivable for Fund shares sold	476,734
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	7,861

Total assets	$18,722,763

Liabilities

Payable for Fund shares redeemed	$3,621
Payable to affiliate for distribution and service fees	1,155
Payable to affiliate for Trustees’ fees	147
Accrued expenses	28,316

Total liabilities	$33,239

Net Assets	$18,689,524

Sources of Net Assets

Paid-in capital	$24,903,386
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(2,638,756)
Accumulated undistributed net investment income	77,542
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(3,652,648)

Total	$18,689,524

Class A Shares

Net Assets	$5,802,867
Shares Outstanding	889,402
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of $6.52)	$6.92

Class I Shares

Net Assets	$12,886,657
Shares Outstanding	2,097,128
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2009

Investment Income

Dividends allocated from Portfolio	$176,103
Interest allocated from Portfolio	400
Expenses allocated from Portfolio	(86,125)

Net investment income from Portfolio	$90,378

Expenses

Trustees’ fees and expenses	$250
Distribution and service fees
Class A	7,975
Registration fees	14,254
Legal and accounting services	11,885
Transfer and dividend disbursing agent fees	16,027
Custodian fee	19,568
Printing and postage	4,458
Miscellaneous	4,200

Total expenses	$78,617

Deduct —
Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$66,774

Total expense reductions	$66,774

Net expenses	$11,843

Net investment income	$78,535

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,745,001)

Net realized loss	$(2,745,001)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(4,170,417)

Net change in unrealized appreciation (depreciation)	$(4,170,417)

Net realized and unrealized loss	$(6,915,418)

Net decrease in net assets from operations	$(6,836,883)

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2009	Year Ended
in Net Assets	(Unaudited)	September 30, 2008

From operations —
Net investment income	$78,535	$51,916
Net realized gain (loss) from investment transactions	(2,745,001)	1,539,922
Net change in unrealized appreciation (depreciation) of investments	(4,170,417)	(6,208,244)

Net decrease in net assets from operations	$(6,836,883)	$(4,616,406)

Distributions to shareholders —
From net investment income
Class A	$—	$(2,132)
Class I	(43,277)	(45,737)
From net realized gain
Class A	(454,196)	(910,017)
Class I	(839,710)	(1,226,279)

Total distributions to shareholders	$(1,337,183)	$(2,184,165)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$869,457	$1,724,550
Class I	6,137,867	5,452,064
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	433,523	882,895
Class I	632,895	1,227,683
Cost of shares redeemed
Class A	(1,446,385)	(3,174,018)
Class I	(3,067,058)	(2,444,115)

Net increase in net assets from Fund share transactions	$3,560,299	$3,669,059

Net decrease in net assets	$(4,613,767)	$(3,131,512)

Net Assets

At beginning of period	$23,303,291	$26,434,803

At end of period	$18,689,524	$23,303,291

Accumulated undistributed net investment income included in net assets

At end of period	$77,542	$42,284

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended September 30,
	March 31, 2009						Period Ended
	(Unaudited)		2008	2007	2006	2005	September 30, 2004(2)

Net asset value — Beginning of period	$9.730		$12.760	$11.510	$11.220	$10.320	$10.000

Income (loss) from operations

Net investment income (loss)(1)	$0.025		$0.007	$0.006	$0.016	$0.044	$(0.004)
Net realized and unrealized gain (loss)	(2.734)		(2.011)	1.960	0.526	0.908	0.324

Total income (loss) from operations	$(2.709)		$(2.004)	$1.966	$0.542	$0.952	$0.320

Less distributions

From net investment income	$—		$(0.002)	$(0.012)	$—	$(0.027)	$—
From net realized gain	(0.501)		(1.024)	(0.704)	(0.252)	(0.025)	—

Total distributions	$(0.501)		$(1.026)	$(0.716)	$(0.252)	$(0.052)	$—

Net asset value — End of period	$6.520		$9.730	$12.760	$11.510	$11.220	$10.320

Total Return(3)	(27.88	)%(7)	(17.21)%	17.79%	4.87%	9.23%	3.20	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,803		$8,903	$12,285	$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.25	%(8)	1.25%	1.25%	1.25%	1.25%	1.25	%(8)
Net investment income (loss)	0.71	%(8)	0.06%	0.05%	0.14%	0.40%	(0.04	)%(8)
Portfolio Turnover of the Portfolio	25	%(7)	50%	37%	46%	45%	35	%(9)

(1)	Computed using average shares outstanding.

(2)	For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.

(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.76%, 0.19%, 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, or less than 0.005%.

(7)	Not annualized.

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended September 30, 2004.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period	$9.240		$12.170	$11.010	$10.750	$9.900	$9.070

Income (loss) from operations

Net investment income(1)	$0.031		$0.034	$0.035	$0.034	$0.064	$0.020
Net realized and unrealized gain (loss)	(2.604)		(1.902)	1.870	0.511	0.862	0.829

Total income (loss) from operations	$(2.573)		$(1.868)	$1.905	$0.545	$0.926	$0.849

Less distributions

From net investment income	$(0.026)		$(0.038)	$(0.041)	$(0.033)	$(0.051)	$(0.019)
From net realized gain	(0.501)		(1.024)	(0.704)	(0.252)	(0.025)	—

Total distributions	$(0.527)		$(1.062)	$(0.745)	$(0.285)	$(0.076)	$(0.019)

Net asset value — End of period	$6.140		$9.240	$12.170	$11.010	$10.750	$9.900

Total Return(2)	(27.89	)%(6)	(16.97)%	18.09%	5.12%	9.37%	9.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,887		$14,400	$14,150	$13,383	$28,637	$28,079
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.96	%(7)	0.31%	0.31%	0.32%	0.61%	0.20%
Portfolio Turnover of the Portfolio	25	%(6)	50%	37%	46%	45%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses.

(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.76%, 0.19%, 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Not annualized.

(7)	Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Effective February 1, 2009, EVM and the sub- adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25% and 1.00% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2010. Prior to February 1, 2009, EVM and Atlanta Capital had agreed to reimburse the Fund’s operating expenses (excluding the investment adviser fee and distribution and service fees) to the extent that they exceeded 0.35% annually of the Fund’s average daily net assets. Pursuant to these agreements, EVM and Atlanta Capital were allocated $25,682 and $41,092, respectively, of the Fund’s operating expenses for the six months ended March 31, 2009. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2009, EVM earned $192 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $717 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2009. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2009 amounted to $7,975 for Class A shares.

5   Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2009, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6   Investment Transactions

For the six months ended March 31, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,537,293 and $4,790,810, respectively.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	March 31, 2009	Year Ended
Class A	(Unaudited)	September 30, 2008

Sales	121,342	153,132
Issued to shareholders electing to receive payments of distributions in Fund shares	65,985	73,697
Redemptions	(212,968)	(274,761)

Net decrease	(25,641)	(47,932)

	Six Months Ended
	March 31, 2009	Year Ended
Class I	(Unaudited)	September 30, 2008

Sales	899,921	511,824
Issued to shareholders electing to receive payments of distributions in Fund shares	102,410	108,166
Redemptions	(464,228)	(223,780)

Net increase	538,103	396,210

Large-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Aerospace & Defense — 1.5%

Honeywell International, Inc.	10,000	$278,600

		$278,600

Air Freight & Logistics — 2.7%

United Parcel Service, Inc., Class B	10,000	$492,200

		$492,200

Beverages — 4.4%

Coca-Cola Co. (The)	11,800	$518,610
Molson Coors Brewing Co., Class B	8,500	291,380

		$809,990

Capital Markets — 7.4%

Bank of New York Mellon Corp. (The)	11,235	$317,389
Charles Schwab Corp. (The)	22,000	341,000
Goldman Sachs Group, Inc.	2,500	265,050
SEI Investments Co.	14,000	170,940
T. Rowe Price Group, Inc.	9,000	259,740

		$1,354,119

Chemicals — 2.3%

Air Products and Chemicals, Inc.	7,500	$421,875

		$421,875

Commercial Banks — 1.2%

Wells Fargo & Co.	15,000	$213,600

		$213,600

Communications Equipment — 5.2%

Cisco Systems, Inc.(1)	31,000	$519,870
QUALCOMM, Inc.	11,000	428,010

		$947,880

Computers & Peripherals — 8.7%

Apple, Inc.(1)	6,000	$630,720
Hewlett-Packard Co.	16,000	512,960
International Business Machines Corp.	2,500	242,225
NetApp, Inc.(1)	13,000	192,920

		$1,578,825

Construction & Engineering — 1.1%

Jacobs Engineering Group, Inc.(1)	5,000	$193,300

		$193,300

Construction Materials — 1.5%

Vulcan Materials Co.	6,000	$265,740

		$265,740

Electrical Equipment — 1.1%

Emerson Electric Co.	7,000	$200,060

		$200,060

Energy Equipment & Services — 4.5%

National-Oilwell Varco, Inc.(1)	15,000	$430,650
Schlumberger, Ltd.	9,500	385,890

		$816,540

Food & Staples Retailing — 7.6%

CVS Caremark Corp.	20,000	$549,800
Sysco Corp.	22,000	501,600
Wal-Mart Stores, Inc.	6,500	338,650

		$1,390,050

Health Care Equipment & Supplies — 8.2%

DENTSPLY International, Inc.	14,000	$375,900
Intuitive Surgical, Inc.(1)	2,500	238,400
Medtronic, Inc.	12,000	353,640
St. Jude Medical, Inc.(1)	6,000	217,980
Stryker Corp.	9,000	306,360

		$1,492,280

Health Care Providers & Services — 2.8%

Aetna, Inc.	5,000	$121,650
Laboratory Corp. of America Holdings(1)	6,500	380,185

		$501,835

Household Products — 1.8%

Procter & Gamble Co.	7,000	$329,630

		$329,630

See notes to financial statements

Large-Cap Portfolio as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 1.2%

Aflac, Inc.	11,000	$212,960

		$212,960

Internet Software & Services — 2.5%

Google, Inc., Class A(1)	1,300	$452,478

		$452,478

IT Services — 1.3%

Automatic Data Processing, Inc.	7,000	$246,120

		$246,120

Life Sciences Tools & Services — 1.2%

Pharmaceutical Product Development, Inc.	9,000	$213,480

		$213,480

Machinery — 1.2%

Deere & Co.	6,500	$213,655

		$213,655

Media — 1.9%

Omnicom Group, Inc.	15,000	$351,000

		$351,000

Multiline Retail — 3.1%

Kohl’s Corp.(1)	8,600	$363,952
Target Corp.	6,000	206,340

		$570,292

Oil, Gas & Consumable Fuels — 5.2%

Apache Corp.	7,500	$480,675
EOG Resources, Inc.	8,500	465,460

		$946,135

Pharmaceuticals — 3.3%

Abbott Laboratories	9,000	$429,300
Teva Pharmaceutical Industries, Ltd. ADR	4,000	180,200

		$609,500

Semiconductors & Semiconductor Equipment — 4.6%

Intel Corp.	28,000	$421,400
Linear Technology Corp.	9,000	206,820
Microchip Technology, Inc.	10,000	211,900

		$840,120

Software — 3.9%

Activision Blizzard, Inc.(1)	16,000	$167,360
Microsoft Corp.	20,000	367,400
Oracle Corp.(1)	10,000	180,700

		$715,460

Specialty Retail — 3.8%

Best Buy Co., Inc.	6,000	$227,760
Staples, Inc.	26,000	470,860

		$698,620

Textiles, Apparel & Luxury Goods — 2.4%

Coach, Inc.(1)	11,000	$183,700
Nike, Inc., Class B	5,500	257,895

		$441,595

Total Common Stocks
(identified cost $21,440,618)		$17,797,939

Total Investments — 97.6%
(identified cost $21,440,618)		$17,797,939

Other Assets, Less Liabilities — 2.4%		$440,301

Net Assets — 100.0%		$18,238,240

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2009

Assets

Investments, at value (identified cost, $21,440,618)	$17,797,939
Cash	655,816
Receivable for investments sold	115,459
Dividends and interest receivable	23,135

Total assets	$18,592,349

Liabilities

Payable for investments purchased	$321,406
Payable to affiliate for investment adviser fee	8,782
Accrued expenses	23,921

Total liabilities	$354,109

Net Assets applicable to investors’ interest in Portfolio	$18,238,240

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$21,880,919
Net unrealized depreciation (computed on the basis of identified cost)	(3,642,679)

Total	$18,238,240

Statement of Operations

For the Six Months Ended
March 31, 2009

Investment Income

Dividends	$176,103
Interest	400

Total investment income	$176,503

Expenses

Investment adviser fee	$58,554
Trustees’ fees and expenses	655
Custodian fee	13,171
Legal and accounting services	14,385
Miscellaneous	890

Total expenses	$87,655

Deduct —
Reduction of investment adviser fee	$1,530

Total expense reductions	$1,530

Net expenses	$86,125

Net investment income	$90,378

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,743,300)

Net realized loss	$(2,743,300)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(4,172,148)

Net change in unrealized appreciation (depreciation)	$(4,172,148)

Net realized and unrealized loss	$(6,915,448)

Net decrease in net assets from operations	$(6,825,070)

See notes to financial statements

Large-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	March 31, 2009	Year Ended
in Net Assets	(Unaudited)	September 30, 2008

From operations —
Net investment income	$90,378	$110,446
Net realized gain (loss) from investment transactions	(2,743,300)	1,544,778
Net change in unrealized appreciation (depreciation) of investments	(4,172,148)	(6,213,120)

Net decrease in net assets from operations	$(6,825,070)	$(4,557,896)

Capital transactions —
Contributions	$6,537,293	$7,176,699
Withdrawals	(4,790,810)	(5,768,628)

Net increase in net assets from capital transactions	$1,746,483	$1,408,071

Net decrease in net assets	$(5,078,587)	$(3,149,825)

Net Assets

At beginning of period	$23,316,827	$26,466,652

At end of period	$18,238,240	$23,316,827

See notes to financial statements

Large-Cap Portfolio as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended	Year Ended September 30,
	March 31, 2009
	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.96%	0.88%	0.86%	0.87%	0.83%	0.83%
Net investment income	1.01%	0.44%	0.44%	0.48%	0.78%	0.37%
Portfolio Turnover	25%	50%	37%	46%	45%	35%

Total Return	(27.87)%	(16.90)%	18.25%	5.25%	9.53%	9.55%

Net assets, end of period (000’s omitted)	$18,238	$23,317	$26,467	$26,635	$31,167	$32,127

(1)	The investment adviser waived a portion of its investment adviser fee (equal to 0.02%, 0.01%, 0.01%, 0.01%, less than 0.01% and less than 0.01% of average daily net assets for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2009, Eaton Vance-Atlanta Capital Large-Cap Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Large-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2009, the adviser fee was 0.65% (annualized) of the Portfolio’s average daily net assets and amounted to $58,554. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2009, BMR waived $1,530 of its adviser fee. Atlanta Capital, in turn, waived $1,530 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,324,053 and $4,593,675, respectively, for the six months ended March 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,461,126

Gross unrealized appreciation	$696,476
Gross unrealized depreciation	(4,359,663)

Net unrealized depreciation	$(3,663,187)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2009.

6   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Large-Cap Portfolio as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$17,797,939
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$17,797,939

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Large-Cap Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	2,197,032	9,719
Thomas E. Faust Jr.	2,197,032	9,719
Allen R. Freedman	2,197,032	9,719
William H. Park	2,197,032	9,719
Ronald A. Pearlman	2,197,032	9,719
Helen Frame Peters	2,197,032	9,719
Heidi L. Steiger	2,197,032	9,719
Lynn A. Stout	2,197,032	9,719
Ralph F. Verni	2,197,032	9,719

Each nominee was also elected a Trustee of Large-Cap Portfolio.

Large-Cap Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	100%	0%
Thomas E. Faust Jr.	100%	0%
Allen R. Freedman	100%	0%
William H. Park	100%	0%
Ronald A. Pearlman	100%	0%
Helen Frame Peters	100%	0%
Heidi L. Steiger	100%	0%
Lynn A. Stout	100%	0%
Ralph F. Verni	100%	0%

Results are rounded to the nearest whole number.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Portfolio (the “Portfolio”), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment and sub-advisory advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout
Large-Cap Portfolio

Officers
Duncan W. Richardson
President

Richard B. England
Vice President

Thomas E. Faust Jr.
Trustee and Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Large-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1451-5/09	ALCGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date: May 15, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date: May 15, 2009

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date: May 15, 2009